EQUITY AND EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Equity and earnings per share [Abstract]
Earnings Per Share, Basic and Diluted
The following table presents the amounts used in computing our basic EPS and diluted EPS:

	Year Ended December 31,
	2017	2016	2015
Numerator
Net income (loss) applicable to common shares	$12,208	$(72,249)	$(82,425)

Denominator
Basic weighted average shares of common stock	82,145,295	82,357,349	76,601,161
Stock options (A)	596,027	—	—
Diluted weighted average shares of common stock	82,741,322	82,357,349	76,601,161

Basic earnings per common share	$0.15	$(0.88)	$(1.08)

Diluted earnings per common share	$0.15	$(0.88)	$(1.08)

(A)
During the years ended December 31, 2016 and 2015, 539,783 and 635,624 potentially dilutive shares, respectively, were excluded given our loss position, so basic EPS and diluted EPS were the same for each reporting period.

Summary of Outstanding Options
Our outstanding options are summarized as follows:

	Options Outstanding at December 31, 2016	2017 Activity		Options Outstanding at December 31, 2017
		Expired	Reverted to Manager
Held by the Manager	6,578,114	(110,029)	266,657	6,734,742
Issued to the Manager and subsequently transferred to certain of the Manager’s employees	675,240	(6,301)	(266,657)	402,282
Issued to the independent directors	25,000	—	—	25,000
Total outstanding options	7,278,354	(116,330)	—	7,162,024

The following table summarizes our outstanding options as of December 31, 2017. The last sale price on the NYSE for our common stock in the year ended December 31, 2017 was $7.56 per share.

Recipient	Date of Grant (A)	Options Outstanding and Exercisable	Weighted Average Exercise Price (B)	Intrinsic Value (millions)
Manager	March 2011	182,527	$5.23	$0.4
Manager	September 2011	283,305	2.14	1.5
Manager	April 2012	257,660	5.71	0.5
Manager	May 2012	312,026	6.80	0.2
Manager	July 2012	346,343	6.76	0.3
Manager	January 2013	958,331	12.47	—
Manager	February 2013	383,331	14.90	—
Manager	June 2013	670,829	15.94	—
Manager	November 2013	965,847	17.28	—
Manager	August 2014	765,416	18.94	—
Directors	November 2014	20,000	15.26	—
Manager (C)	June 2015	2,011,409	11.80	—
Directors	March 2016	5,000	9.15	—
Total		7,162,024
Aggregate:
Weighted average exercise price		$12.72
Weighted average remaining life (years)		5.9
Intrinsic value (millions)		$2.9

(A)	Options expire on the tenth anniversary from date of grant.

(B)	The strike prices are subject to adjustment in connection with return of capital dividends.

(C)	Includes 402,282 options that the Manager assigned to Fortress employees.